SCHEDULE OF NONVESTED SHARE OPTION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Incentive Plan
Number of nonvested share options	452,875
Weighted average exercise price	$ 0.80
Weighted average grant date fair value	$ 10.89
Weighted average remaining contractual life years	8 years 2 months 4 days	8 years 10 months 17 days
Aggregate intrinsic value	$ 5,396,007
Nonvested share options, vested	(22,410)
Weighted average grant date fair value, vested	$ 0.79
Weighted average grant date fair value, vested	$ 10.93
Weighted average remaining contractual life years, vested	8 years 7 months 28 days
Aggregate intrinsic value, value	$ 273,582
Nonvested share options, canceled/expired	(1,160)
Weighted average grant date fair value, canceled/expired	$ 0.76
Weighted average grant date fair value, canceled/expired	$ 11.36
Number of nonvested share options	429,305	452,875
Weighted average exercise price	$ 0.80	$ 0.80
Weighted average grant date fair value	$ 10.88	$ 10.89
Aggregate intrinsic value	$ 5,239,559	$ 5,396,007